Condensed financial information of the Company - Condensed statements of income (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Condensed statements of income
Income before income tax provision	$ 11,567,558
Provision for income tax	2,892,500
Net income	8,675,058
Reportable legal entities | Parent company
Condensed statements of income
Share of profit in subsidiaries and VIE	8,675,058
Income before income tax provision	8,675,058
Provision for income tax	0
Net income	$ 8,675,058